Shareholders' Equity (Share Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Number of shares, Outstanding, beginning balance	1,234,199	489,701	537,301
Number of shares, Granted	134,010	846,804
Number of shares, Forfeited	(173,124)	(53,400)	(47,600)
Number of shares, Exercised		(48,906)
Number of shares, Outstanding, ending balance	1,195,085	1,234,199	489,701
Number of shares, Vested and Exercisable	395,395	412,395	480,701
Number of shares, Vested and expected to vest	1,099,478	1,184,891
Weighted average exercise price, Outstanding, beginning balance	$ 3.31	$ 3.21	$ 3.15
Weighted average exercise price, Granted	$ 1.6	$ 3.35
Weighted average exercise price, Forfeited	$ 3.11	$ 3.35	$ 2.99
Weighted average exercise price, Exercised		$ 2.98
Weighted average exercise price, Outstanding, ending balance	$ 3.15	$ 3.31	$ 3.21
Weighted average exercise price, Vested and Exercisable	$ 3.29	$ 3.26	$ 3.19
Weighted average exercise price, Vested and expected to vest	$ 3.15	$ 3.31
Weighted average Remaining Contractual term (years), Outstanding	6 years 3 months
Weighted average Remaining Contractual term (years), Vested and expected to vest	6 years 3 months
Weighted average Remaining Contractual term (years), Exercisable	1 year 8 months 16 days
Aggregate intrinsic Value, Outstanding	$ 80
Aggregate intrinsic Value, Outstanding, Vested and expected to vest
Aggregate intrinsic Value, Exercisable